Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
4	Labor costs (included in Cost of sales and in Selling, general and administrative expenses)

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2019	2018	2017

Wages, salaries and social security costs	1,274,474	1,250,783	1,144,341
Severance indemnities	24,637	25,225	34,497
Defined contribution plans	12,663	13,217	12,401
Pension benefits - defined benefit plans	18,207	15,390	15,066
Employee retention and long term incentive program	22,134	21,353	15,441
	1,352,115	1,325,968	1,221,746
From discontinued operations	-	-	(853)
	1,352,115	1,325,968	1,220,893

The following table shows the geographical distribution of the employees:

Country	2019	2018	2017
Argentina	5,405	5,427	5,221
Mexico	5,370	5,595	5,139
USA	2,255	2,382	1,953
Italy	2,144	2,155	2,088
Romania	1,815	1,852	1,870
Brazil	1,360	1,287	1,382
Colombia	1,040	1,082	1,003
Canada	772	1,030	919
Indonesia	616	554	506
Japan	400	399	410
Other	2,023	1,204	1,114
	23,200	22,967	21,605